Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense included in the Company’s unaudited condensed statements of operations were as follows:

	Expense	For the three months ended September 30,		For the nine months ended September 30,
	Classification	2025	2024	2025	2024
Operating lease expense:
Amortization of ROU asset	General and administrative	$53,417	$50,978	$172,405	$154,525
Accretion of Operating lease liability	General and administrative	13,574	11,460	39,061	36,453
Total operating lease expense		$66,991	$62,438	$211,466	$190,978

Other lease expense	General and administrative	7,423	20,887	40,279	27,689
Total		$74,414	$83,325	$251,745	$218,667

Other information related to leases is as follows:

	As of September 30,	As of December 31,
	2025	2024
Remaining lease term:
Operating leases (in years)	8.14	8.77
Discount rate:
Operating leases	7.24%	7.25%

The components of lease expense included on the Company’s consolidated statements of operations were as follows:

	Expense Classification	For the Year Ended December 31,
Operating lease expense:		2024	2023
Amortization of ROU asset	General and administrative	$215,231	$132,138
Accretion of Operating lease liability	General and administrative	45,613	25,667
Total operating lease expense		$260,844	$157,805

Other lease expense	General and administrative	61,408	28,012
Total		$322,252	$185,817

Other information related to leases is as follows:

	As of December 31,
	2024	2023
Remaining lease term:
Operating leases (in years)	8.77	9.29
Discount rate:
Operating leases	7.25%	7.03%

Schedule of Amounts Relating to Leases were Presented on the Unaudited Condensed Balance Sheets

Amounts relating to leases were presented on the unaudited condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024 in the following line items:

		As of September 30,	As of December 31,
	Balance Sheet Classification	2025	2024
Assets:
Operating lease assets	Right-of-use assets	$1,695,171	$1,879,729

Liabilities:
Operating lease liabilities	Operating lease liabilities	170,774	183,981
Operating lease liabilities	Operating lease liabilities, non-current	1,813,828	1,943,487
Total lease liabilities		$1,984,602	$2,127,468

Amounts relating to leases were presented on the consolidated balance sheets as of December 31, 2024 and 2023 in the following line items:

	Balance Sheet Classification	Year Ended December 31,
Assets:		2024	2023
Operating lease assets	Right-of-use assets	$1,879,729	$1,616,198

Liabilities:
Operating lease liabilities	Operating lease liabilities	183,981	141,691
Operating lease liabilities	Operating lease liabilities, non-current	1,943,487	1,514,044
Total lease liabilities		$2,127,468	$1,655,735

Schedule of Future Minimum Lease Payments

The future minimum lease payments required under leases as of September 30, 2025, were as follows:

Fiscal Year	Operating Leases
Remainder of 2025	$77,319
2026	312,299
2027	316,369
2028	323,311
2029	336,045
Thereafter	1,332,102
Undiscounted cash flows	2,697,445
Less: imputed interest	(712,843)
Lease liability	$1,984,602

The future minimum lease payments required under leases as of December 31, 2024, were as follows:

Fiscal Year	Operating Leases
2025	$333,200
2026	312,299
2027	316,369
2028	323,311
2029	336,045
Thereafter	1,332,102
Undiscounted cash flows	2,953,326
Less: imputed interest	(825,858)
Lease liability	$2,127,468